Financial Risk Management - Debt-equity Ratio (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Total Liabilities	₩ 17,152,491	₩ 18,687,621
Total equity	₩ 12,955,292	₩ 11,827,634	₩ 12,228,399	₩ 12,155,196
Debt-equity ratios	132.40%	158.00%